Other current assets	12 Months Ended
Dec. 31, 2021
Text block [abstract]
Other assets
14.	Other current assets

	31.12.2020	31.12.2021	31.12.2021
	RMB’000	RMB’000	US$’000
Current
Development properties	16,906	16,167	2,557
Quoted equity securities (i)	6,258	606	96

	23,164	16,773	2,653

Note:

(i)
The quoted equity securities are listed on the Singapore Exchange. In 2021, the Group has disposed some of the quoted equity securities for consideration of RMB 6.5 million (US$ 1.0 million) (2020: RMB 1.4 million) and recognized a gain on disposal of RMB 5.4 million (US$ 0.9 million) (2020: RMB 0.9 million) in consolidated statement of profit or loss under “Other operating income”.